Consolidated Statements of Changes in Equity $ in Thousands, $ in Thousands	TWD ($)	USD ($)	Collected In Advance [member] TWD ($)	Capital [member] Common stocks [member] TWD ($)	Additional paid-in capital [member] TWD ($)	Legal reserve [member] TWD ($)	Special reserve [member] TWD ($)	Unappropriated earnings [member] TWD ($)	Exchange differences on translation of foreign operations [member] TWD ($)	Reserve of gains and losses on financial assets measured at fair value through other comprehensive income [member] TWD ($)	Unrealized gain or losses on available-for-sale financial assets [member] TWD ($)	Reserve of cash flow hedges [member] TWD ($)	Unearned employee compensation [member] TWD ($)	Treasury stock [member] TWD ($)	Equity attributable to the parent company [member] TWD ($)	Non-controlling interests [member] TWD ($)
Balance at Dec. 31, 2017	$ 209,620,998			$ 126,243,187	$ 41,609,418	$ 9,902,407		$ 43,155,781	$ (5,689,210)		$ 6,347,167			$ (12,904,560)	$ 208,664,190	$ 956,808
Impact of retroactive applications at Dec. 31, 2017	1,394,943							17,065,856	3,088	$ (9,328,431)	$ (6,347,167)				1,393,346	1,597
Adjusted balance at Dec. 31, 2017	211,015,941			126,243,187	41,609,418	9,902,407		60,221,637	(5,686,122)	(9,328,431)				(12,904,560)	210,057,536	958,405
Appropriation and distribution of retained earnings
Legal reserve						962,873		(962,873)
Cash dividends	(8,557,023)							(8,557,023)							(8,557,023)
Net income (loss)	3,247,797							7,677,735							7,677,735	(4,429,938)
Other comprehensive income (loss), net of tax	835,610							(22,341)	4,733	959,170		$ (2,058)			939,504	(103,894)
Total comprehensive income	4,083,407							7,655,394	4,733	959,170		(2,058)			8,617,239	(4,533,832)
Share-based payment transaction	2,899,669				696,226									2,203,443	2,899,669
Treasury stock acquired	(6,261,018)													(6,261,018)	(6,261,018)
Treasury stock cancelled				(2,000,000)	(1,129,182)									3,129,182
Share of changes in net assets of associates and joint ventures accounted for using equity method	10,338				10,338			10,573		(10,573)					10,338
Disposal of subsidiaries	(7,074)															(7,074)
Changes in subsidiaries’ ownership	(753,885)				39			(475,311)							(475,272)	(278,613)
Adjustments due to reciprocal stockholdings held by subsidiaries and associates	163,839				163,839										163,839
Others	1,803,289				(48,643)			(2,475,950)							(2,524,593)	4,327,882
Balance at Dec. 31, 2018	204,397,483			124,243,187	41,302,035	10,865,280		55,416,447	(5,681,389)	(8,379,834)		(2,058)		(13,832,953)	203,930,715	466,768
Impact of retroactive applications at Dec. 31, 2018	(24,362)				(10,427)				(13,935)						(24,362)
Adjusted balance at Dec. 31, 2018	204,373,121			124,243,187	41,291,608	10,865,280		55,416,447	(5,695,324)	(8,379,834)		(2,058)		(13,832,953)	203,906,353	466,768
Appropriation and distribution of retained earnings
Legal reserve						707,299		(707,299)
Special reserve							$ 14,513,940	(14,513,940)
Cash dividends	(6,916,105)							(6,916,105)							(6,916,105)
Net income (loss)	4,576,250							8,155,097							8,155,097	(3,578,847)
Other comprehensive income (loss), net of tax	2,777,579							84,744	(3,241,226)	5,949,274					2,792,792	(15,213)
Total comprehensive income	7,353,829							8,239,841	(3,241,226)	5,949,274					10,947,889	(3,594,060)
Share-based payment transaction	377,004				377,004										377,004
Conversion of convertible bonds	463,415		$ 332,611		130,804										463,415
Treasury stock acquired	(2,859,498)													(2,859,498)	(2,859,498)
Treasury stock cancelled				(7,000,000)	(1,387,127)									8,387,127
Share of changes in net assets of associates and joint ventures accounted for using equity method	14,123				14,123			387,654		(387,654)					14,123
Changes in subsidiaries’ ownership	3,639				1,179			(22,280)							(21,101)	24,740
Adjustments due to reciprocal stockholdings held by subsidiaries and associates	32,241				140,909									(108,668)	32,241
Disposal of equity instruments investments measured at fair value through other comprehensive income								(551,903)		551,903
Others	72,146				15,458			(3,457,987)				$ 2,058			(3,440,471)	3,512,617
Balance at Dec. 31, 2019	202,913,915		332,611	117,243,187	40,583,958	11,572,579	14,513,940	37,874,428	(8,936,550)	(2,266,311)				(8,413,992)	202,503,850	410,065
Appropriation and distribution of retained earnings
Legal reserve						963,947		(963,947)
Cash dividends	(9,765,155)							(9,765,155)							(9,765,155)
Special reserve reversed							(3,491,626)	3,491,626
Net income (loss)	20,851,667	$ 742,581						22,860,744							22,860,744	(2,009,077)
Other comprehensive income (loss), net of tax	2,480,819	88,348						(157,529)	(2,940,703)	5,452,398					2,354,166	126,653
Total comprehensive income	23,332,486	830,929						22,703,215	(2,940,703)	5,452,398					25,214,910	(1,882,424)
Share-based payment transaction	2,639,238			2,000,300	2,628,061								$ (3,667,395)	1,678,272	2,639,238
Conversion of convertible bonds	6,510,283		$ (332,611)	4,980,528	1,862,366										6,510,283
Treasury stock acquired	(1,678,272)													(1,678,272)	(1,678,272)
Share of changes in net assets of associates and joint ventures accounted for using equity method	(294)				(294)			33,378		(33,378)					(294)
Disposal of subsidiaries	(51,565)															(51,565)
The differences between the fair value of the consideration paid or received from acquiring or disposing subsidiaries and the carrying amounts of the subsidiaries					(106,879)										(106,879)	106,879
Changes in subsidiaries’ ownership	(828,181)				(1,218)			(816,632)							(817,850)	(10,331)
Adjustments due to reciprocal stockholdings held by subsidiaries and associates	184,260				192,042									(7,782)	184,260
Disposal of equity instruments investments measured at fair value through other comprehensive income								1,825,365		(1,825,365)
Non-Controlling Interests	(551,608)															(551,608)
Others	434,455				(705,049)			(952,836)							(1,657,885)	2,092,340
Balance at Dec. 31, 2020	$ 223,139,562	$ 7,946,566		$ 124,224,015	$ 44,452,987	$ 12,536,526	$ 11,022,314	$ 53,429,442	$ (11,877,253)	$ 1,327,344			$ (3,667,395)	$ (8,421,774)	$ 223,026,206	$ 113,356